Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Summary Of Significant Accounting Policies [Line Items]
Cash	$ 24,980	$ 204,797		$ 204,797
Cash equivalents	24,980	0		0
Net income (loss)	(20)	(10,278,865)	$ 8,028,639	(2,250,226)
Unrecognized tax benefits	0	0		0
Unrecognized tax benefits, accrued for interest and penalties	$ 0	0		0
Common Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock shares subject to forfeiture	1,125,000
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Net income (loss)		10,278,865		2,250,226
Federal Depository Insurance Coverage
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk	$ 250,000	250,000		250,000
Fair Value Concentration Of Risk Maximum Amount Of Loss Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk		0		0
Fair Value Concentration Of Risk Market Risk Management Value At Risk During Year Member
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk		$ 0		$ 0